Income taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income taxes
Federal and state statutory income tax rate	27.60%	25.90%
Reconciliation
Income (loss) before taxes	$ (2,699)	$ 2,935
Expected income tax provision (benefit)	(748)	759
Difference in foreign tax rates	33	(57)
Compensation and non-deductible expenses	1,355	1,436
Recognition of deferred tax assets not previously recognized	(713)	(3,820)
Other income from government grant		(1,101)
State taxes		609
Tax rate changes and other adjustments	158	270
Provision (benefit) for income taxes	$ 85	$ (1,904)